Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended						1 Months Ended		12 Months Ended						12 Months Ended
	Nov. 30, 2012	Sep. 30, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 Shares Vesting in May Twenty Thirteen	Nov. 30, 2012 Shares Vesting in November Twenty Thirteen	Dec. 31, 2012 Conversion of Options to restricted shares After Modification	Dec. 31, 2012 Conversion of Options to restricted shares Before Modification	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Stock Options Modification of Exercise Price After Modification	Dec. 31, 2012 Stock Options Modification of Exercise Price After Modification American Depositary Share	Dec. 31, 2012 Stock Options Modification of Exercise Price Before Modification	Jun. 30, 2010 Stock Repurchase Right	Sep. 30, 2007 Stock Repurchase Right	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2012 Restricted Stock Modification of Exercise Price	Dec. 31, 2012 Restricted Stock Modification of Exercise Price After Modification	Dec. 31, 2012 Restricted Stock Modification of Exercise Price Before Modification	Dec. 31, 2012 Restricted Stock Conversion of Options to restricted shares	Dec. 31, 2012 Nonvested Stock Option Modification of Exercise Price	Dec. 31, 2012 Vested Stock Options Modification of Exercise Price	Dec. 31, 2012 Stock Incentive Plan 2008	Dec. 31, 2012 Stock Incentive Plan 2010	Dec. 31, 2012 Stock Incentive Plan 2010 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock																											8.00%	10.00%
Maximum number of shares that may be issued																												2,315,000
Stock incentive plans, term																	4 years												10 years
Stock incentive vested on first anniversary																	25.00%												25.00%
Stock incentive vesting ratably over the following 36 months																	75.00%												75.00%
Weighted average grant date fair value of options granted				$ 12.09	$ 5.62
Options exercised			75,694	66,961
Option exercise price			$ 9.44	$ 11.78				$ 0	$ 9.52				$ 12.12	$ 6.06	$ 19.81							$ 0	$ 5.58
Incremental compensation cost related to plan modified																					$ 200,000			$ 2,200,000	$ 700,000	$ 200,000
Unrecognized compensation expense related to unvested share options
Shares subject to transfer restrictions		10,800,000
Share-based compensation			3,998,548	2,156,710	2,220,167					1,437,201	2,014,692	794,665				919,221		2,561,347	142,018	1,425,502
Unrecognized compensation expense, period for recognition																		2 years			2 years
Restricted shares granted	11,000		11,000																		150,000
Percentage of restricted shares vested immediately	25.00%
Restricted shares granted, vesting percentage						25.00%	50.00%
Total fair value of non-vested restricted shares			2,144,851	259,219	1,370,250
Unrecognized compensation expense related to non-vested restricted shares			$ 6,849,214